Note 20 - Cash and cash equivalents and other investments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Other investments, current	$ 2,306,760	$ 2,372,999
Other investments, noncurrent	758,085	$ 1,005,300
Lending Agreements [Member]
Disclosure of financial assets [line items]
Other investments	153,100
Other investments, current	102,100
Other investments, noncurrent	$ 51,000